RIGHT-OF-USE ASSETS, NET	12 Months Ended
Dec. 31, 2024
Right-of-use Assets Net
RIGHT-OF-USE ASSETS, NET

NOTE－10 RIGHT-OF-USE ASSETS, NET

The Company adopted ASU No. 2016-02, Leases, on January 1, 2019, the beginning of the fiscal 2019, using the modified retrospective approach. The Company determines whether an arrangement is a lease at inception. This determination generally depends on whether the arrangement conveys the right to control the use of an identified fixed asset explicitly or implicitly for a period of time in exchange for consideration. Control of an underlying asset is conveyed if we obtain the rights to direct the use of and to obtain substantially all of the economic benefit from the use of the underlying asset. Some of our leases include both lease and non-lease components which are accounted for as a single lease component as the Company has elected the practical expedient. Some of the operating lease agreements include variable lease costs, primarily taxes, insurance, common area maintenance or increases in rental costs related to inflation. Substantially all of our equipment leases and some of our real estate leases have terms of less than one year and, as such, are accounted for as short-term leases as we have elected the practical expedient.

The Company adopts 5.25% as weighted average incremental borrowing rate to determine the present value of the lease payments.

Right-of-use assets, net for the amount recognized in the consolidated balance sheet in the table below:

	As of December 31,
	2024	2023
	$’000	$’000

Right-of-use assets, net
At cost	776	800

	776	800
Less: Accumulated amortization	(175)	(91)

	601	709

The Company excludes short-term leases (those with lease terms of less than one year at inception) from the measurement of lease liabilities or right-of-use assets. The following tables summarize the lease expense for the years.

	Financial Years ended December 31,
	2024	2023	2022
	$’000	$’000	$’000

Operating lease cost:
Operating lease costs	36	36	-
Short-term lease costs	17	17	105

	53	53	105

	Financial Years ended December 31,
	2024	2023	2022
	$’000	$’000	$’000

Supplemental cash flow information:
Operating cash flows from operating leases	112	111	-
Right-of-use obtained in exchange for new operating lease liabilities	-	800	-

Weighted-average remaining lease term (years):
Operating leases	6.8	7.8	-

Lease liabilities for the amount recognized in the consolidated balance sheet in the table below:

Components of Lease Expense

We recognize lease expense on a straight-line basis over the term of the operating leases, as reported within “general and administrative” expense on the accompanying consolidated statement of operations.

Future Contractual Lease Payments as of December 31, 2024

The below table summarizes our (i) minimum lease payments over the next five financial years, (ii) lease arrangement implied interest, and (iii) present value of future lease payments for the next three financial years ending December 31:

Financial Year Ended December 31,	Operating and finance lease amount
$’000

2025	876
2026	1,707
Less: interest	(146)

Present value of lease liabilities	2,437

Representing
Current liabilities	811
Non-current liabilities	1,626

2,437